                          ANNUAL REPORT / MARCH 31 1999


                            AIM TAX-EXEMPT CASH FUND

                                 [COVER IMAGE]


                               [AIM LOGO APPEARS]

[PHOTO OF Charles T. Bauer,
Chairman of the Board of
the Fund APPEARS HERE]

Dear Fellow Shareholder:

AIM Tax-Exempt Cash Fund continued to provide attractive, tax-free income during the fiscal year ended March 31, 1999, posting a seven-day effective yield of 2.64% and a seven-day yield of 2.61%. Translated to its taxable equivalent, the Fund's seven-day effective yield was 3.87% based on net asset value and adjusted for the highest marginal federal tax rate of 39.6%. The taxable-equivalent yield is calculated in the same manner as the standard yield with an adjustment for the stated assumed tax rate.
   The Fund's 3.87% taxable-equivalent seven-day effective yield compared favorably to popular bank money market deposit accounts. According to the Bank Rate Monitor, which tracks yields on bank money market deposit accounts, the seven-day average yield on those accounts stood at 2.08% as of March 31, 1999. Bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation (FDIC) as to interest and principal. An investment in this Fund is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.
   The Fund maintained its strict adherence to an investment discipline of purchasing only securities of superior credit quality. Specifically, the Fund invests only in "Eligible Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940. "Eligible Securities" are securities rated in one of the two highest categories by two nationally recognized statistical rating organizations, or, if unrated, are determined by the Fund's Board of Directors to be of comparable quality to a rated security that meets such quality standards. Net assets in the Fund stood at $61.2 million at the end of the fiscal year.

MARKET ENVIRONMENT
As the end of the reporting period arrived, the U.S. economy continued to move ahead at a brisk pace. After growing in the final quarter of 1998 at the fastest rate in two-and-a-half years, total gross domestic product (GDP) growth results for 1998 remained at 3.9%. Throughout the second half of 1998, markets around the globe experienced economic turmoil, financial instability and increased credit concerns. Certain regions, particularly Asia, Russia and Latin America, suffered from a severe downturn as their economies fought to stay afloat. Financial markets in the United States and Europe were also affected by the downturn, but surprisingly strong growth continued in both economies.
   As a result of the global meltdown, the Federal Reserve Board (the Fed) reduced the federal funds rate from 5.5% to 4.75%. A 25 basis point rate cut was approved at both the September and November Fed policy meetings, as well as an unexpected 25 basis point cut between those two regularly scheduled meetings. (One basis point is .01%.) The discount rate was also reduced from 5% to 4.5% during that period. The lowering of interest rates was not done solely to stimulate an already strong U.S. economy, but also to minimize the impact of the international economic crisis upon the U.S. economy, to decrease volatility, and to calm the financial markets.
   The yield on the one-year Treasury bill, which was as high as 5.32% in early July of 1998, dropped to 4.37% in early December. The yield dropped because of an increase in the one-year Treasury bill's price. The price increase was due to investors' increased demand for Treasury securities in a "flight to quality" investment environment resulting from the international crises and credit concerns.
   The municipal market continued to suffer from a lack of supply over the last six months of the reporting period because the strong financial position of local governments reduced their need to issue new securities. Demand remained strong, causing prices to increase, and as a result yields in the tax-free market dropped into the 3% range for one-year notes. (Yield and price move in opposite directions.) Yield spreads between tax-free securities and Treasury bills widened as Treasury bill prices went down and their yields went up. The tax-free yield curve remained flat, meaning there was little difference between interest rates on short-term and long-term securities, and investors expected a steady Fed policy.

OUTLOOK
As the first quarter of 1999 came to a close, the U.S. economy showed strong growth with little or no inflationary pressures. GDP growth for the first quarter was expected to weaken from the 6% level posted in the fourth quarter of 1998 but still remain in the solid 3% to 4% range. Although oil prices surged about $5 per barrel during the closing weeks of the fiscal year, there is little evidence of inflationary tendencies. Therefore, the markets have adjusted their expectations to a steady Fed policy over the next few months. Tax-free yields have backed up during the tax season but are expected to level out in the 3% range in the near future.
   We are pleased to send you this report on the performance of AIM Tax-Exempt Cash Fund. As always we welcome your comments about this report or about this Fund. You may reach us by calling Client Services at 800-959-4246 during normal business hours. For automated account information 24 hours a day, call the AIM Investor Line toll-free at 800-426-5463.

Respectfully submitted,
                                                             Cover Art:
/s/ CHARLES T. BAUER                                         Summer Solstice III
                                                             by Allison Watson,
Charles T. Bauer                                             American
Chairman

                            AIM TAX-EXEMPT CASH FUND

SCHEDULE OF INVESTMENTS

March 31, 1999

                               RATING(a)       PAR
                              S&P   MOODY'S   (000)       VALUE
SHORT-TERM MUNICIPAL
  OBLIGATIONS-89.50%
ALABAMA-2.49%
Alabama Industrial
  Development Board
  (Industrial Partners
  Project); Variable/Fixed
  Rate Refunding Series
  1989 RB
  3.25%, 01/01/07(b)(c)       --    VMIG-1    $1,525   $ 1,525,000
------------------------------------------------------------------
ALASKA-1.80%
Alaska Housing Finance
  Corp.; General Mortgage
  Series 1991 A RB
  2.95%, 06/01/26(c)         A-1+   VMIG-1     1,100     1,100,000
------------------------------------------------------------------
ARIZONA-1.64%
Arizona (State of)
  Transportation Board;
  Highway Series A RB
  5.90%, 07/01/99             AA      Aa       1,000     1,005,848
------------------------------------------------------------------
CALIFORNIA-3.60%
Huntington Beach (City of)
  (Seabridge Villas
  Project); Floating Rate
  Multifamily Housing
  Series 1985 A RB
  4.00%, 02/01/10(b)(c)       --    VMIG-1     2,200     2,200,000
------------------------------------------------------------------
COLORADO-0.33%
Arapahoe (County of) (E-470
  Project); Capital
  Improvement Trust Fund
  Highway Series 1986 RB
  4.40%, 08/31/99(b)          AAA    Aaa         200       200,896
------------------------------------------------------------------
CONNECTICUT-0.16%
Connecticut (State of)
  (Infrastructure Purpose
  S-1); Special Tax
  Obligation Transportation
  RB
  2.90%, 12/01/10(b)(c)      A-1+   VMIG-1       100       100,000
------------------------------------------------------------------
DELAWARE-0.71%
Delaware (University of)
  Variable Rate Demand
  Series 1998 RB
  3.00%, 11/01/23(c)         A-1+     --         433       433,000
------------------------------------------------------------------
FLORIDA-13.41%
Gulf Breeze (City of)
  (Florida Municipal Bond
  Fund); Variable Rate
  Demand Series 1996 A RB
  3.10%, 03/31/21(b)(c)      A-1+     --         900       900,000
------------------------------------------------------------------
Hillsborough (County of)
  Industrial Development
  Authority (Tampa Electric
  Co. Gannon Coal
  Conversion Project);
  Pollution Control Series
  1992 RB
  3.30%, 05/15/18(c)         A-1+   VMIG-1     2,700     2,700,000
------------------------------------------------------------------
Lee (County of) Housing
  Finance Authority
  (Forestwood Apartments
  Project); Housing Series
  1995 A RB
  3.00%, 06/15/25(b)(c)      A-1+     --       3,200     3,200,000
------------------------------------------------------------------

                               RATING(a)       PAR
                              S&P   MOODY'S   (000)       VALUE
FLORIDA-(CONTINUED)
Orange (County of) Florida
  Health Finance Authority;
  Pooled Hospital Loan
  Refunding Series 1985 RB
  2.85%, 06/16/99(b)(c)      A-1+   VMIG-1    $1,400   $ 1,400,000
------------------------------------------------------------------
                                                         8,200,000
------------------------------------------------------------------
GEORGIA-3.11%
Dekalb Private Hospital
  Authority (Egleston
  Children's Hospital at
  Emory University);
  Variable Rate Demand
  Revenue Anticipation
  Certificates Series 1994
  A
  2.90%, 03/01/24(b)(c)      A-1+   VMIG-1       900       900,000
------------------------------------------------------------------
Elbert & Bowman (Counties
  of) Industrial
  Development Authority;
  (Seaboard Farms of
  Elberton); Series 1985
  IDR
  3.10%, 07/01/05(b)(c)       A-1     --       1,000     1,000,000
------------------------------------------------------------------
                                                         1,900,000
------------------------------------------------------------------
ILLINOIS-6.25%
Illinois Development
  Finance Authority
  (American College of
  Surgeons Project); Tax
  Exempt Series 1996 RB
  3.10%, 08/01/26(b)(c)      A-1+     --         772       772,000
------------------------------------------------------------------
Illinois Health Facilities
  Authority; Revolving Fund
  Pooled Series D RB
  2.95%, 08/01/15(b)(c)      A-1+   VMIG-1     1,630     1,630,000
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Franciscan
  Eldercare Project);
  Adjustable Rate Refunding
  Series 1996 C RB
  3.05%, 05/15/26(b)(c)      A-1+     --       1,420     1,420,000
------------------------------------------------------------------
                                                         3,822,000
------------------------------------------------------------------
INDIANA-2.46%
Indiana Development Finance
  Authority (USX
  Corporation Project);
  Variable Rate Refunding
  Series 1998 RB
  3.00%, 08/05/99(b)(d)      A-1+     --       1,000     1,000,000
------------------------------------------------------------------
New Albany (City of) School
  Board First Meeting;
  Series 1998 RB
  4.10%, 01/15/00(b)          AAA    Aaa         500       503,863
------------------------------------------------------------------
                                                         1,503,863
------------------------------------------------------------------
IOWA-4.10%
Iowa School Corporations
  (Iowa School Cash
  Anticipation Program);
  Warrant Certificate
  Series 1998-1999 A TRAN
  4.50%, 06/25/99(b)         SP-1+  MIG-1      2,500     2,506,054
------------------------------------------------------------------

                               RATING(a)       PAR
                              S&P   MOODY'S   (000)       VALUE
KENTUCKY-6.96%
Kentucky Asset/Liability
  Commission; Series 1998 B
  General Fund TRAN
  4.00%, 06/25/99            SP-1+  MIG-1     $1,000   $ 1,001,524
------------------------------------------------------------------
Kentucky Asset/Liability
  Commission; General Fund
  Series 1998 A Commercial
  Paper Notes
  2.90%, 08/12/99(b)(c)       --    VMIG-1     1,000     1,000,000
------------------------------------------------------------------
Kentucky Interlocal School
  Transport Association;
  Series 1998 TRAN
  3.90%, 06/30/99            SP-1+    --       2,250     2,254,454
------------------------------------------------------------------
                                                         4,255,978
------------------------------------------------------------------
MAINE-1.31%
Regional Waste System
  Industrial Maine; Solid
  Waste Residential Series
  P RB
  5.25%, 07/01/99             AA      --         800       803,607
------------------------------------------------------------------
MICHIGAN-1.14%
Michigan State Hospital
  Finance Authority
  (Hospital Equipment Loan
  Program); Adjustable
  Series 1995 A RB
  3.15%, 12/01/23(b)(c)       --    VMIG-1       500       500,000
------------------------------------------------------------------
Plymouth (Township of)
  Economic Development
  Corp. (Key International
  Project); Variable Rate
  Demand Series 1984 RB
  2.95%, 07/01/04(b)(c)(e)    --      --         200       200,000
------------------------------------------------------------------
                                                           700,000
------------------------------------------------------------------
MINNESOTA-7.72%
Northern Municipal Power
  Agency; Electric System
  Refunding Series 1998 RB
  3.08%, 01/01/16(b)(c)      A-1C     --       3,245     3,245,000
------------------------------------------------------------------
Owatonna (City of) (The
  Health Central System
  Project); Hospital Series
  1985 RB
  3.05%, 08/01/14(b)(c)      A-1+     --       1,480     1,480,000
------------------------------------------------------------------
                                                         4,725,000
------------------------------------------------------------------
MISSISSIPPI-3.11%
Perry (County of) Leaf
  River Forest Products;
  Series PCR
  3.15%, 03/01/02(b)(c)       --     P-1       1,900     1,900,000
------------------------------------------------------------------
MONTANA-1.14%
Missoula (County of)
  (Washington Corp.
  Project); Floating Rate
  Monthly Demand Series
  1984 IDR
  2.91%, 11/01/04(b)(c)(e)    --      --         700       700,000
------------------------------------------------------------------
NEVADA-2.20%
Reno (City of) St. Mary's
  Regional Medical Center;
  Hospital Series 1998 A RB
  4.375%, 05/15/99(b)         AAA    Aaa       1,345     1,347,124
------------------------------------------------------------------

                               RATING(a)       PAR
                              S&P   MOODY'S   (000)       VALUE
NEW HAMPSHIRE-2.29%
New Hampshire Higher
  Education and Health
  Facilities Authority;
  Variable Rate Hospital
  Series 1985 C RB
  3.15%, 12/01/25(c)(g)       A-1     --      $1,400   $ 1,400,000
------------------------------------------------------------------
NEW YORK-2.12%
Eagle Tax Exempt Trust;
  Class A Series 943802 COP
  3.11%, 05/01/07(c)(f)(g)   A-1+C    --       1,295     1,295,000
------------------------------------------------------------------
OHIO-0.49%
Delaware (County of)
  (Radiation Sterilizers,
  Inc.); Series 1984 IDR
  3.00%, 12/01/04(b)(c)       A-1     --         300       300,000
------------------------------------------------------------------
PENNSYLVANIA-5.20%
Delaware (County of)
  Industrial Development
  Authority (Scotfoam Corp.
  Project); Variable Rate
  Demand Series 1985 IDR
  2.95%, 10/01/05(b)(c)(e)    --      --       1,000     1,000,000
------------------------------------------------------------------
Harrisburg (City of)
  Authority School; Series
  A RB
  5.00%, 09/01/99(e)          AAA    Aaa       1,000     1,008,222
------------------------------------------------------------------
Philadelphia (City of)
  School District; Series
  1998-1999 A TRAN
  4.25%, 06/30/99(b)         SP-1   MIG-1      1,000     1,001,476
------------------------------------------------------------------
York (City of) General
  Authority; Adjustable
  Rate Pooled Financing
  Series 1996 RB
  3.10%, 09/01/26(b)(c)       A-1     --         168       168,000
------------------------------------------------------------------
                                                         3,177,698
------------------------------------------------------------------
RHODE ISLAND-0.83%
Providence (City of);
  General Obligation Bonds
  4.60%, 01/15/00(b)          AAA    Aaa         500       505,210
------------------------------------------------------------------
TENNESSEE-1.94%
Nashville and Davidson
  (Counties of) (Amberwood
  Ltd. Project); Metro
  Government Multifamily
  Housing Refunding Series
  1993 A IDR
  3.31%, 07/01/13(b)(c)       --    VMIG-1     1,185     1,185,000
------------------------------------------------------------------
TEXAS-11.35%
Bexar (County of) Texas
  Housing Finance Authority
  (Fountainhead Apts.
  Project); Multifamily RB
  3.00%, 09/15/26(b)(c)      A-1+     --         300       300,000
------------------------------------------------------------------
Harris (County of); General
  Obligation Series A
  Commercial Paper Notes
  3.05%, 08/13/99            A-1+    P-1         715       715,000
------------------------------------------------------------------
Houston (City of) Water and
  Sewer; Series A
  Commercial Paper Notes
  2.65%, 05/11/99             A-1    P-1       1,000     1,000,000
------------------------------------------------------------------

                               RATING(a)       PAR
                              S&P   MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)
Lubbock (City of)
  Waterworks System Sub
  Lien Certificates of
  Obligation; Ltd. General
  Obligation Series 1991 RB
  8.60%, 02/15/00             AA     As2      $  500   $   522,499
------------------------------------------------------------------
San Antonio (City of)
  Electric and Gas System;
  Series A Commercial Paper
  3.00%, 04/07/99            A-1+    P-1       2,000     2,000,000
------------------------------------------------------------------
Texas (State of); Series
  1998 TRAN
  4.50%, 08/31/99            SP-1+  MIG-1      1,000     1,004,347
------------------------------------------------------------------
Trinity River Industrial
  Development Authority
  (Radiation Sterilizers,
  Inc. Project); Variable
  Rate Demand Series 1985 A
  IDR
  3.00%, 11/01/05(b)(c)       A-1     --       1,400     1,400,000
------------------------------------------------------------------
                                                         6,941,846
------------------------------------------------------------------
VIRGINIA-0.82%
Arlington (County of);
  General Obligation Bond
  Series 1993
  5.00%, 07/15/99             AAA    Aaa         500       502,586
------------------------------------------------------------------

                               RATING(a)       PAR
                              S&P   MOODY'S   (000)       VALUE
WASHINGTON-0.82%
Industrial Development
  Corp. of Port Townsend
  (Port Townsend Paper
  Corp. Project); Variable
  Rate Refunding Series
  1988 A RB
  3.00%, 03/01/09(b)(c)       --    VMIG-1    $  500   $   500,000
------------------------------------------------------------------
    Total Short-Term
      Municipal Obligations
      (Cost $54,735,710)                                54,735,710
------------------------------------------------------------------
MASTER NOTE AGREEMENTS(h)-5.72%
Broker/Dealer-5.72%
  Merrill Lynch Mortgage
  Capital, Inc.
  5.405%, 08/16/99(e)(i)
  (Cost $3,500,000)           --      --       3,500     3,500,000
------------------------------------------------------------------
REPURCHASE AGREEMENT(h)(j)-7.45%
Goldman, Sachs & Co.
  5.10%, 04/01/99(k) (Cost
  $4,557,238)                 --      --       4,557     4,557,238
------------------------------------------------------------------
TOTAL INVESTMENTS-102.67%                               62,792,948(l)
------------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(2.67%)                                        (1,633,950)
------------------------------------------------------------------
NET ASSETS-100.00%                                     $61,158,998
------------------------------------------------------------------

Abbreviations:

COP      - Certificates of Participation
IDR      - Industrial Development Revenue Bonds
PCR      - Pollution Control Revenue Bonds
RB       - Revenue Bonds
TAN      - Tax Anticipation Note
TRAN     - Tax and Revenue Anticipation Notes

Notes to Schedule of Investments:

(a)Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). Ratings are not covered by Independent Auditors' Report.
(b)Secured by a letter of credit.
(c)Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined periodically. Rate shown is the rate in effect on 03/31/99.
(d)Subject to an irrevocable call or mandatory put by the issuer. Par value and maturity date reflect such call or put.
(e)Unrated; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(f)The Fund may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include variable rate instruments. These instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional right to put its certificate at par value plus accrued interest. Because synthetic municipal instruments involve a trust and a third party conditional put feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
(g)Secured by bond insurance.
(h)Interest does not qualify as exempt interest for federal tax purposes.
(i)The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 03/31/99.
(j)Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(k)Joint repurchase agreement entered into 03/31/99 with a maturing value of $500,070,833. Collateralized by $508,704,317 U.S. Government obligations, 5.00% to 7.50% due 02/01/05 to 05/01/36 with an aggregate market value at 03/31/99 of $510,000,000.
(l)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 1999

ASSETS:
Investments, at value (amortized cost)        $   62,792,948
------------------------------------------------------------
Receivables for:
  Investments sold                                 1,400,000
------------------------------------------------------------
  Capital stock sold                                 389,278
------------------------------------------------------------
  Interest                                           500,366
------------------------------------------------------------
Investment for deferred compensation plan             26,901
------------------------------------------------------------
Other assets                                          26,366
------------------------------------------------------------
    Total assets                                  65,135,859
------------------------------------------------------------
LIABILITIES:
Payables for:
  Dividends                                           17,483
------------------------------------------------------------
  Deferred compensation                               26,901
------------------------------------------------------------
  Capital stock reacquired                         3,819,030
------------------------------------------------------------
Accrued administrative services fees                   4,515
------------------------------------------------------------
Accrued advisory fees                                 22,129
------------------------------------------------------------
Accrued distribution fees                             19,277
------------------------------------------------------------
Accrued transfer agent fees                           14,993
------------------------------------------------------------
Accrued operating expenses                            52,533
------------------------------------------------------------
    Total liabilities                              3,976,861
------------------------------------------------------------
Net assets applicable to shares outstanding   $   61,158,998
------------------------------------------------------------
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
  Authorized                                   1,000,000,000
------------------------------------------------------------
  Outstanding                                     61,130,831
------------------------------------------------------------
Net asset value, offering and redemption
  price per share                             $         1.00
------------------------------------------------------------

STATEMENT OF OPERATIONS

For the year ended March 31, 1999

INVESTMENT INCOME:
Interest income                                  $2,590,171
-----------------------------------------------------------
EXPENSES:
Advisory fees                                       250,445
-----------------------------------------------------------
Administrative services fees                         49,285
-----------------------------------------------------------
Custodian fees                                        8,446
-----------------------------------------------------------
Directors' fees and expenses                         12,734
-----------------------------------------------------------
Transfer agent fees                                  69,602
-----------------------------------------------------------
Distribution fees                                   178,890
-----------------------------------------------------------
Registration and filing fees                         53,132
-----------------------------------------------------------
Other                                                52,381
-----------------------------------------------------------
      Total expenses                                674,915
-----------------------------------------------------------
Less: Fees waived                                  (107,334)
-----------------------------------------------------------
Expenses paid indirectly                               (817)
-----------------------------------------------------------
      Net expenses                                  566,764
-----------------------------------------------------------
Net investment income                             2,023,407
-----------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENT
  SECURITIES:
Net realized gain on sales of investment
  securities                                         11,634
-----------------------------------------------------------
Net unrealized appreciation (depreciation) of
  investment securities                                (160)
-----------------------------------------------------------
      Net gain on investment securities              11,474
-----------------------------------------------------------
Net increase in net assets resulting from
  operations                                     $2,034,881
-----------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 1999 and 1998

                                                                  1999           1998
                                                              -------------   -----------
OPERATIONS:
  Net investment income                                        $ 2,023,407    $ 1,600,784
-----------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities               11,634         17,389
-----------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities                                                        (160)           160
-----------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations       2,034,881      1,618,333
-----------------------------------------------------------------------------------------
Dividends to shareholders from net investment income            (2,029,841)    (1,598,357)
-----------------------------------------------------------------------------------------
Net increase (decrease) from capital stock transactions          9,220,052     (4,966,262)
-----------------------------------------------------------------------------------------
      Net increase (decrease) in net assets                      9,225,092     (4,946,286)
-----------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                           51,933,906     56,880,192
-----------------------------------------------------------------------------------------
  End of period                                                $61,158,998    $51,933,906
-----------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Capital (par value and additional paid-in)                   $61,130,831    $51,910,779
-----------------------------------------------------------------------------------------
  Undistributed net investment income                               29,998         36,432
-----------------------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of investment
    securities                                                      (1,831)       (13,465)
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                      --            160
-----------------------------------------------------------------------------------------
                                                               $61,158,998    $51,933,906
-----------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

March 31, 1999
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is organized as a Maryland corporation consisting of four separate portfolios: AIM Tax-Exempt Cash Fund, AIM High Income Municipal Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM Tax-Exempt Cash Fund (the "Fund"). The investment objective of the Fund is to earn the highest level of current income free from federal income taxes that is consistent with safety of principal and liquidity.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations--The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of premiums or original issue discounts.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date, adjusted for amortization of premiums and discounts on investments, and is recorded on the accrual basis. Discounts, other than original issue, are amortized to unrealized appreciation for financial reporting purposes. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly.
C. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $4,570 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.35% of the Fund's average daily net assets.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended March 31, 1999, the Fund reimbursed AIM $49,285 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the year ended March 31, 1999, the Fund paid AFS $39,222 for such services.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. The Company has also adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Fund whereby the Fund will pay AIM Distributors up to a maximum annual rate of 0.25% of the Fund's average daily net assets as compensation for services related to the sale and distribution of the Fund's shares. Currently, AIM Distributors has voluntarily elected to waive a portion of its compensation payable by the Fund such that the compensation paid pursuant to the Plan equals 0.10% per annum of the Fund's average daily net assets. During the year ended March 31, 1999 AIM Distributors waived fees of $107,334. This waiver may be rescinded by AIM Distributors at any time without further notice to investors. The Plan provides that of the aggregate amount payable under the Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions may be characterized as a service fee, and that payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund. As a result of AIM Distributors' waiver of compensation due from the Fund, payments to dealers and other financial institutions by that Fund will be limited to 0.10% of the Fund's average daily net assets. During the year ended March 31, 1999, the Fund paid AIM Distributors $71,556 as compensation pursuant to the Plan. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended March 31, 1999, the Fund paid legal fees of $3,479 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Fund's Board of Directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-INDIRECT EXPENSES

During the year ended March 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $817 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $817 during the year ended March 31, 1999.

NOTE 5-CAPITAL STOCK

Changes in capital stock outstanding during the years ended March 31, 1999 and 1998 were as follows:

                                   1999                           1998
                       ----------------------------   ----------------------------
                          SHARES         AMOUNT          SHARES         AMOUNT
                       ------------   -------------   ------------   -------------
Sold                    365,487,367   $ 365,487,367    234,334,058   $ 234,334,058
----------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends               1,903,872       1,903,872      1,529,845       1,529,845
----------------------------------------------------------------------------------
Reacquired             (358,171,187)   (358,171,187)  (240,830,165)   (240,830,165)
----------------------------------------------------------------------------------
                          9,220,052   $   9,220,052     (4,966,262)  $  (4,966,262)
----------------------------------------------------------------------------------

NOTE 6-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of capital stock outstanding during each of the years in the five-year period ended March 31, 1999.

                                                                  1999         1998       1997       1996       1995
                                                              ------------    -------    -------    -------    -------
Net asset value, beginning of period                            $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
------------------------------------------------------------    -------       -------    -------    -------    -------
Income from investment operations:
    Net investment income                                          0.03          0.03       0.03       0.03       0.03
------------------------------------------------------------    -------       -------    -------    -------    -------
Less distributions:
    Dividends from net investment income                          (0.03)        (0.03)     (0.03)     (0.03)     (0.03)
------------------------------------------------------------    -------       -------    -------    -------    -------
Net asset value, end of period                                  $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
------------------------------------------------------------    -------       -------    -------    -------    -------
Total return                                                       2.90%         3.12%      2.82%      2.92%      2.54%
------------------------------------------------------------    -------       -------    -------    -------    -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                        $61,159       $51,934    $56,880    $30,014    $30,365
------------------------------------------------------------    -------       -------    -------    -------    -------
Ratio of expenses to average net assets(a)                         0.79%(b)      0.83%      1.04%      1.05%      1.01%
------------------------------------------------------------    -------       -------    -------    -------    -------
Ratio of net investment income to average net assets(c)            2.83%(b)      3.07%      2.78%      2.97%      2.53%
------------------------------------------------------------    -------       -------    -------    -------    -------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.94%, 0.98%, 1.19%, 1.20% and 1.16% for the periods 1999-1995 respectively.
(b) Ratios are based on average net assets of $71,555,805.
(c) After fee waivers and/or expense reimbursements. Ratios of income to average net assets prior to fee waivers and/or expense reimbursements were 2.68%, 2.92%, 2.63%, 2.82% and 2.38%, for the periods 1999-1995 respectively.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Directors and Shareholders of
                       AIM Tax-Exempt Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of AIM Tax-Exempt Fund (a portfolio of AIM Tax-Exempt Funds, Inc.), including the schedule of investments, as of March 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Tax-Exempt Cash Fund as of March 31, 1999, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended in conformity with generally accepted accounting principles.

                                                    KPMG LLP

                       Houston, Texas
                       May 7, 1999

BOARD OF DIRECTORS

Charles T. Bauer
Chairman
A I M Management Group Inc.

Bruce L. Crockett
Director
ACE Limited;
Formerly Director, President, and
Chief Executive Officer
COMSAT Corporation

Owen Daly II
Director
Cortland Trust Inc.

Edward K. Dunn Jr.
Chairman, Mercantile Mortgage Corp.;
Formerly Vice Chairman and President,
Mercantile-Safe Deposit & Trust Co.; and
President, Mercantile Bankshares

Jack Fields
Chief Executive Officer
Texana Global, Inc.;
Formerly Member
of the U.S. House of Representatives

Carl Frischling
Partner
Kramer, Levin, Naftalis & Frankel LLP

Robert H. Graham
President and Chief Executive Officer
A I M Management Group Inc.

Prema Mathai-Davis
Chief Executive Officer, YWCA of the U.S.A.;
Commissioner, New York City Dept. for the
Aging; and member of the Board of Directors, Metropolitan Transportation Authority of
New York State

Lewis F. Pennock
Attorney

Louis S. Sklar
Executive Vice President
Hines Interests
Limited Partnership

OFFICERS

Charles T. Bauer
Chairman

Robert H. Graham
President

Carol F. Relihan
Senior Vice President and Secretary

Gary T. Crum
Senior Vice President

Dana R. Sutton
Vice President and Treasurer

Stuart W. Coco
Vice President

Melville B. Cox
Vice President

Karen Dunn Kelley
Vice President

Mary J. Benson
Assistant Vice President
and Assistant Treasurer

Sheri Morris
Assistant Vice President
and Assistant Treasurer

Renee A. Friedli
Assistant Secretary

P. Michelle Grace
Assistant Secretary

Jeffrey H. Kupor
Assistant Secretary

Nancy L. Martin
Assistant Secretary

Ofelia M. Mayo
Assistant Secretary

Lisa A. Moss
Assistant Secretary

Kathleen J. Pflueger
Assistant Secretary

Samuel D. Sirko
Assistant Secretary

Stephen I. Winer
Assistant Secretary

OFFICE OF THE FUND

11 Greenway Plaza
Suite 100
Houston, TX 77046

INVESTMENT ADVISOR

A I M Advisors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046

TRANSFER AGENT

A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

CUSTODIAN

The Bank of New York
90 Washington Street
11th Floor
New York, NY 10286

COUNSEL TO THE FUND

Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street
Philadelphia, PA 19103

COUNSEL TO THE DIRECTORS

Kramer, Levin, Naftalis & Frankel LLP
919 Third Avenue
New York, NY 10022

DISTRIBUTOR

A I M Distributors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046

AUDITORS

KPMG LLP
700 Louisiana
Houston, TX 77002

REQUIRED FEDERAL INCOME TAX INFORMATION

AIM Tax-Exempt Cash Fund paid ordinary dividends in the amount of $0.029 per share to shareholders during the Fund's tax year ended March 31, 1999. Of this amount, 82.33% qualified as exempt-interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Form 1099-DIV.

          This report may be distributed only to current shareholders or to the persons who have received a current prospectus of the Fund.

                                                            THE AIM FAMILY OF FUNDS--Registered Trademark--



GROWTH FUNDS                                 INTERNATIONAL GROWTH FUNDS               A I M Management Group Inc. has provided
AIM Aggressive Growth Fund(1)                AIM Advisor International Value Fund     leadership in the mutual fund industry since
AIM Blue Chip Fund                           AIM Asian Growth Fund                    1976 and managed approximately $112 billion
AIM Capital Development Fund                 AIM Developing Markets Fund(2)           in assets for more than 6.3 million
AIM Constellation Fund                       AIM Europe Growth Fund(2)                shareholders, including individual investors,
AIM Large Cap Growth Fund                    AIM European Development Fund            corporate clients and financial institutions,
AIM Mid Cap Equity Fund(2), (A)              AIM International Equity Fund            as of March 31, 1999.
AIM Mid Cap Opportunities Fund               AIM Japan Growth Fund(2)                    The AIM Family of Funds--Registered
AIM Select Growth Fund(3)                    AIM Latin American Growth Fund(2)        Trademark-- is distributed nationwide, and AIM
AIM Small Cap Growth Fund(2), (B)            AIM New Pacific Growth Fund(2)           today is the 10th-largest mutual fund complex
AIM Small Cap Opportunities Fund                                                      in the U.S. in assets under management,
AIM Value Fund                               GLOBAL GROWTH FUNDS                      according to Strategic Insight, an independent
AIM Weingarten Fund                          AIM Global Aggressive Growth Fund        mutual fund monitor.
                                             AIM Global Growth Fund
GROWTH & INCOME FUNDS
AIM Advisor Flex Fund                        GLOBAL GROWTH & INCOME FUNDS
AIM Advisor Large Cap Value Fund             AIM Global Growth & Income Fund(2)
AIM Advisor MultiFlex Fund                   AIM Global Utilities Fund
AIM Advisor Real Estate Fund
AIM Balanced Fund                            GLOBAL INCOME FUNDS
AIM Basic Value Fund(2), (C)                 AIM Emerging Markets Debt Fund(2), (D)
AIM Charter Fund                             AIM Global Government Income Fund(2)
                                             AIM Global Income Fund
INCOME FUNDS                                 AIM Strategic Income Fund(2)
AIM Floating Rate Fund(2)
AIM High Yield Fund                          THEME FUNDS
AIM High Yield Fund II                       AIM Global Consumer Products and Services Fund(2)
AIM Income Fund                              AIM Global Financial Services Fund(2)
AIM Intermediate Government Fund             AIM Global Health Care Fund(2)
AIM Limited Maturity Treasury Fund           AIM Global Infrastructure Fund(2)
                                             AIM Global Resources Fund(2)
TAX-FREE INCOME FUNDS                        AIM Global Telecommunications Fund(2)
AIM High Income Municipal Fund               AIM Global Trends Fund(2), (E)
AIM Municipal Bond Fund
AIM Tax-Exempt Bond Fund of Connecticut
AIM Tax-Free Intermediate Fund

MONEY MARKET FUNDS
AIM Money Market Fund
AIM Tax-Exempt Cash Fund

(1) AIM Aggressive Growth Fund reopened to new investors November 16, 1998. (2) Effective May 29, 1998, A I M Advisors, Inc. became advisor to the former GT Global Funds. (3) On May 1, 1998, AIM Growth Fund was renamed AIM Select Growth Fund. (A) On September 8, 1998, AIM Mid Cap Growth Fund was renamed AIM Mid Cap Equity Fund. (B) On September 8, 1998, AIM Small Cap Equity Fund was renamed AIM Small Cap Growth Fund. (C) On September 8, 1998, AIM America Value Fund was renamed AIM Basic Value Fund. (D) On September 8, 1998, AIM Global High Income Fund was renamed AIM Emerging Markets Debt Fund. (E) On September 8, 1998, AIM New Dimension Fund was renamed AIM Global Trends Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.


                            [AIM LOGO APPEARS HERE]

                 Invest with DISCIPLINE--Registered Trademark--